Basis of Preparation - Summary of Change in Accounting Policy (Details) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) ₩ / shares	Dec. 31, 2021 KRW (₩) ₩ / shares	Dec. 31, 2020 KRW (₩) ₩ / shares	Dec. 31, 2020 KRW (₩) $ / shares	Jan. 01, 2021 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure of voluntary change in accounting policy [line items]
Current assets	₩ 29,750,545	₩ 22,050,845
Non-current assets	205,054,449	189,072,882
Total Assets (Notes 2 and 4)	234,804,994	211,123,727
Current liabilities	44,518,577	31,732,220
Non-current liabilities	148,286,161	114,064,801
Total liabilities (Note 4)	192,804,738	145,797,021
Contributed capital	4,053,578	4,053,578
Retained earnings	21,431,300	45,258,244
Other components of equity	15,060,518	14,468,450
Non-controlling interests	1,454,860	1,546,434
Total Equity (Note 2)	42,000,256	65,326,706	₩ 70,668,059	₩ 70,668,059		₩ 68,889,649
Total Liabilities and Equity	234,804,994	211,123,727
Sales	70,546,024	60,012,375	57,926,634
Cost of sales	(100,903,594)	(63,644,290)	(51,804,179)
Gross profit (loss)	(30,357,570)	(3,631,915)	6,122,455
Selling and administrative expenses	(3,009,422)	(2,875,796)	(2,678,443)
Operating profit (loss) (Note 4)	(32,240,531)	(5,722,991)	4,097,834
Other non-operating income	1,095,489	1,034,133	1,036,448
Other non-operating expense	(212,150)	(257,932)	(417,720)
Other gains, net	243,122	8,519	35,094
Finance income	1,833,312	1,402,614	1,510,249
Finance expenses (Notes 5,12 and 40)	(4,746,791)	(3,245,777)	(2,896,443)
Profit related to associates, joint ventures and subsidiaries	1,310,391	494,584	281,107
Profit (loss) before income tax	(33,843,619)	(7,071,570)	2,992,747
Income tax benefit	9,414,511	1,855,989	(899,064)
Profit (loss) for the year	(24,429,108)	(5,215,581)	2,093,683
Loss attributable to owners of the controlling company	(24,466,853)	(5,304,522)	1,992,077
Profit attributable to non-controlling interests	37,745	88,941	101,606
Other comprehensive income (loss)	1,246,869	599,614	(219,841)
Total comprehensive income (loss) for the year	(23,182,239)	(4,615,967)	1,873,842
Total comprehensive loss attributable to owners of the controlling company	(23,273,171)	(4,743,513)	1,803,554
Total comprehensive income (attributable to non-controlling interests	₩ 90,932	₩ 127,546	₩ 70,288
Loss per share (in won), Basic | ₩ / shares	₩ (38,112)	₩ (8,263)	₩ 3,102
Loss per share (in won), Diluted | ₩ / shares	₩ (38,112)	₩ (8,263)	₩ 3,102
Cash flows from operating activities	₩ (23,477,500)	₩ 4,491,378	₩ 13,208,474
Cash flows from investing activities	(14,953,753)	(12,372,520)	(14,831,812)
Cash flows from financing activities	₩ 38,997,899	8,435,077	1,880,824
Previously stated
Disclosure of voluntary change in accounting policy [line items]
Current assets		22,050,845			₩ 20,561,941
Non-current assets		189,058,025			182,580,170
Total Assets (Notes 2 and 4)		211,108,870			203,142,111
Current liabilities		31,732,220			25,881,222
Non-current liabilities		114,064,801			106,594,043
Total liabilities (Note 4)		145,797,021			132,475,265
Contributed capital		4,053,578			4,053,578
Retained earnings		45,246,982			51,133,601
Other components of equity		14,468,450			14,109,501
Non-controlling interests		1,542,839			1,370,166
Total Equity (Note 2)		65,311,849			70,666,846
Total Liabilities and Equity		211,108,870			203,142,111
Sales		60,574,819	57,925,837
Cost of sales		(63,559,178)	(51,804,596)
Gross profit (loss)		(2,984,359)	6,121,241
Selling and administrative expenses		(2,875,784)	(2,678,443)
Operating profit (loss) (Note 4)		(5,860,143)	3,442,798
Other non-operating income		372,921	1,036,448
Other non-operating expense		(257,932)	(417,720)
Other gains, net		8,519	35,094
Finance income		1,402,614	1,510,249
Finance expenses (Notes 5,12 and 40)		(3,245,777)	(2,896,443)
Profit related to associates, joint ventures and subsidiaries		494,584	281,107
Profit (loss) before income tax		(7,085,214)	2,991,533
Income tax benefit		1,855,989	(899,064)
Profit (loss) for the year		(5,229,225)	2,092,469
Loss attributable to owners of the controlling company		(5,315,055)	1,991,347
Profit attributable to non-controlling interests		85,830	101,122
Other comprehensive income (loss)		599,614	(219,841)
Total comprehensive income (loss) for the year		(4,629,611)	1,872,628
Total comprehensive loss attributable to owners of the controlling company		(4,754,046)	1,802,824
Total comprehensive income (attributable to non-controlling interests		₩ 124,435	69,804
Loss per share (in won), Basic | (per share)		₩ (8,279)		₩ 3,102
Loss per share (in won), Diluted | (per share)		₩ (8,279)		3,102
Cash flows from operating activities		₩ 4,473,186	13,208,473
Cash flows from investing activities		(12,354,328)	(14,831,811)
Cash flows from financing activities		8,435,077	1,880,824
Adjustment
Disclosure of voluntary change in accounting policy [line items]
Current assets		0			0
Non-current assets		14,857			1,214
Total Assets (Notes 2 and 4)		14,857			1,214
Current liabilities		0			0
Non-current liabilities		0			0
Total liabilities (Note 4)		0			0
Contributed capital		0			0
Retained earnings		11,262			730
Other components of equity		0			0
Non-controlling interests		3,595			484
Total Equity (Note 2)		14,857			1,214
Total Liabilities and Equity		14,857			1,214
Sales		98,768	797
Cost of sales		(85,112)	417
Gross profit (loss)		13,656	1,214
Selling and administrative expenses		(12)	0
Operating profit (loss) (Note 4)		13,644	1,214
Other non-operating income		0	0
Other non-operating expense		0	0
Other gains, net		0	0
Finance income		0	0
Finance expenses (Notes 5,12 and 40)		0	0
Profit related to associates, joint ventures and subsidiaries		0	0
Profit (loss) before income tax		13,644	1,214
Income tax benefit		0	0
Profit (loss) for the year		13,644	1,214
Loss attributable to owners of the controlling company		10,533	730
Profit attributable to non-controlling interests		3,111	484
Other comprehensive income (loss)		0	0
Total comprehensive income (loss) for the year		13,644	1,214
Total comprehensive loss attributable to owners of the controlling company		10,533	730
Total comprehensive income (attributable to non-controlling interests		₩ 3,111	484
Loss per share (in won), Basic | (per share)		₩ 16		0
Loss per share (in won), Diluted | (per share)		₩ 16		0
Cash flows from operating activities		₩ 18,192	1
Cash flows from investing activities		(18,192)	(1)
Cash flows from financing activities		0	0
Currently stated
Disclosure of voluntary change in accounting policy [line items]
Current assets		22,050,845			20,561,941
Non-current assets		189,072,882			182,581,384
Total Assets (Notes 2 and 4)		211,123,727			203,143,325
Current liabilities		31,732,220			25,881,222
Non-current liabilities		114,064,801			106,594,043
Total liabilities (Note 4)		145,797,021			132,475,265
Contributed capital		4,053,578			4,053,578
Retained earnings		45,258,244			51,134,331
Other components of equity		14,468,450			14,109,501
Non-controlling interests		1,546,434			1,370,650
Total Equity (Note 2)		65,326,706			70,668,060
Total Liabilities and Equity		211,123,727			₩ 203,143,325
Sales		60,673,587	57,926,634
Cost of sales		(63,644,290)	(51,804,179)
Gross profit (loss)		(2,970,703)	6,122,455
Selling and administrative expenses		(2,875,796)	(2,678,443)
Operating profit (loss) (Note 4)		(5,846,499)	3,444,012
Other non-operating income		372,921	1,036,448
Other non-operating expense		(257,932)	(417,720)
Other gains, net		8,519	35,094
Finance income		1,402,614	1,510,249
Finance expenses (Notes 5,12 and 40)		(3,245,777)	(2,896,443)
Profit related to associates, joint ventures and subsidiaries		494,584	281,107
Profit (loss) before income tax		(7,071,570)	2,992,747
Income tax benefit		1,855,989	(899,064)
Profit (loss) for the year		(5,215,581)	2,093,683
Loss attributable to owners of the controlling company		(5,304,522)	1,992,077
Profit attributable to non-controlling interests		88,941	101,606
Other comprehensive income (loss)		599,614	(219,841)
Total comprehensive income (loss) for the year		(4,615,967)	1,873,842
Total comprehensive loss attributable to owners of the controlling company		(4,743,513)	1,803,554
Total comprehensive income (attributable to non-controlling interests		₩ 127,546	70,288
Loss per share (in won), Basic | (per share)		₩ (8,263)		3,102
Loss per share (in won), Diluted | (per share)		₩ (8,263)		₩ 3,102
Cash flows from operating activities		₩ 4,491,378	13,208,474
Cash flows from investing activities		(12,372,520)	(14,831,812)
Cash flows from financing activities		₩ 8,435,077	₩ 1,880,824